                                                    REGISTRATION NO. 333-141082
                                                     REGISTRATION NO. 811-01705

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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933                [X]
                        PRE-EFFECTIVE AMENDMENT NO.                [_]
                      POST-EFFECTIVE AMENDMENT NO. 11              [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            [X]
                             AMENDMENT NO. 319                     [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On December 23, 2016 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On       pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

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                                     NOTE

This Post-Effective Amendment No. 11 ("PEA") to the Form N-4 Registration
Statement No. 333-141082 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This
Post-Effective Amendment No. 11 incorporated by reference the information contained in Parts A and B of Post-Effective Amendment No. 10, filed on
April 19, 2016.

AXA Equitable Life Insurance Company

Supplement dated December 23, 2016 to the May 1, 2016 prospectus and the May 1, 2016 supplement to the prospectus for the EQUI-VEST® At Retirement®

This Supplement modifies certain information in the above-referenced May 1, 2016 prospectus (the “Prospectus”) and the May 1, 2016 supplement to the Prospectus (the “May 1 Supplement”) (which generally applies to Contracts issued before July 20, 2009). You should read this Supplement in conjunction with the Prospectus and May 1 Supplement and retain it for future reference. This Supplement incorporates the Prospectus and May 1 Supplement by reference. Unless otherwise indicated, all other information included in the Prospectus and May 1 Supplement remain unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus and May 1 Supplement. We will send you another copy of the Prospectus or May 1 Supplement without charge upon request. Please contact the customer service group to obtain a copy.

The purpose of this Supplement is to provide you with information regarding certain Portfolio additions. Please note the following:

New variable investment options

Subject to regulatory approval, we anticipate making available certain new variable investment options for (1) Contracts issued before July 20, 2009 immediately; and on or about February 20, 2017, for (2) Contracts issued on or after July 20, 2009.

Applicable for Contracts issued before July 20, 2009:

1. If your contract was issued before July 20, 2009, the following variable investment option will be available to you immediately, subject to regulatory approval:

•	AXA/AB Short Duration Government Bond

2. The following information is added under “Portfolios of the Trust” in “Contract features and benefits” in the May 1 Supplement.

EQ Advisor Trust – Class IB Shares Portfolio Name	Objective	Investment Manager (or Sub- Adviser(s), as applicable	Volatility Management
AXA/AB Short Duration Government Bond	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P.

Applicable for Contracts issued on or after July 20, 2009:

1. If your contract was issued on or after July 20, 2009, the following variable investment options will be available to you on or about February 20, 2017, subject to regulatory approval:

•	AXA/AB Short Duration Government Bond

•	EQ/Equity 500 Index

Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

EQUI-VEST® At Retirement® are issued by and are registered service marks of AXA Equitable Life Insurance Company.

Co-distributed by affiliates AXA Advisors, LLC and/or AXA Distributors, LLC, 1290 Avenue of the Americas, New York, NY 10104.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104

212-554-1234

Form No. IM-23-16 (12/16)	Catalog No. 157110 (12/16)
SAR EQ At Retirement ’04 Inforce - Fund Additions	#154768

2. The Portfolio operating expense table (and corresponding footnote) in the Prospectus are deleted and replaced with the following table and footnote:

Portfolio operating expenses expressed as an annual percentage of daily net assets
	Lowest	Highest
Total Annual Portfolio Operating Expenses for 2015 (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(1)	0.61%	1.04%

(1)	“Total Annual Portfolio Operating Expenses” are based, in part, on estimated amounts for options added during the fiscal year 2015, if applicable, and for the underlying portfolios. In addition, the “Lowest” represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The “Highest” represents the total annual operating expenses of the AXA Balanced Strategy Portfolio and AXA Conservative Growth Strategy Portfolio. For more information, see the prospectuses for the portfolios.

3. Example

The table in the Example in the Prospectus is deleted and replaced with the following table:

		If you annuitize at the end of the applicable time period				If you surrender or do not surrender your contract at the end of the applicable time period
		1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
(a)	assuming maximum fees and expenses of any of the Portfolios	N/A	$1,502	$2,329	$4,622	$373	$1,152	$1,979	$4,272
(b)	assuming minimum fees and expenses of any of the Portfolios	N/A	$1,368	$2,106	$4,192	$328	$1,018	$1,756	$3,842

4. The following information is added under “Portfolios of the Trust” in “Contract features and benefits” in the Prospectus.

EQ Advisor Trust – Class IB Shares Portfolio Name	Objective	Investment Manager (or Sub- Adviser(s), as applicable	Volatility Management
AXA/AB Short Duration Government Bond	Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.	• AllianceBernstein L.P.

EQ/Equity 500 Index	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500 Composite Stock Price Index, including reinvestment of dividends, at a risk level consistent with that of the Standard & Poor’s 500 Composite Stock Price Index.	• AllianceBernstein L.P.

5. Appendix IV: Hypothetical illustrations to the prospectus

The Appendix IV: Hypothetical illustrations in the Prospectus is deleted and replaced with the following:

Appendix IV: Hypothetical illustrations

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the “greater of 6% Roll-Up to Age 85 or the Annual Ratchet to age 85” guaranteed minimum death benefit and the Guaranteed

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minimum income benefit under certain hypothetical circumstances for an EQUI-VEST® At Retirement® contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution to variable investment options that roll-up at 6% only and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying portfolios (as described below), the corresponding net annual rates of return would be (2.16)%, 3.84% for the EQUI-VEST® At Retirement® contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit and the Guaranteed minimum income benefit features. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the greater of 6% Roll-Up to age 85 and the Annual Ratchet to age 85 Guaranteed minimum death benefit charge and the Guaranteed minimum income benefit charge. The values shown under “Lifetime annual guaranteed minimum income benefit” reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An “N/A” in these columns indicates that the benefit is not exercisable in that year. A “0” under any of the death benefit and/or “Lifetime annual guaranteed minimum income benefit” columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.20%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.46% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in “Fee table” earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. For new business, we will furnish you with a personalized illustration upon request.

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Variable deferred annuity

EQUI-VEST® At Retirement®

$100,000 Single contribution and no withdrawals

Male, issue age 60

Benefits:

Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit

Guaranteed minimum income benefit

Age	Contract Year	Account Value		Cash Value		Greater of 6% Roll-up to age 85 or Annual Ratchet to age 85 Guaranteed Minimum Death Benefit		Total Death Benefit		Lifetime Annual Guaranteed Minimum Income Benefit Guaranteed Income		Lifetime Annual Guaranteed Minimum Income Benefit Hypothetical Income
		0%	6%	0%	6%	0%	6%	0%	6%	0%	6%	0%	6%
60	0	100,000	100,000	100,000	100,000	100,000	100,000	100,000	100,000	N/A	N/A	N/A	N/A
61	1	96,515	102,515	96,515	102,515	106,000	106,000	106,000	106,000	N/A	N/A	N/A	N/A
62	2	93,026	105,047	93,026	105,047	112,360	112,360	112,360	112,360	N/A	N/A	N/A	N/A
63	3	89,528	107,592	89,528	107,592	119,102	119,102	119,102	119,102	N/A	N/A	N/A	N/A
64	4	86,016	110,146	86,016	110,146	126,248	126,248	126,248	126,248	N/A	N/A	N/A	N/A
65	5	82,485	112,702	82,485	112,702	133,823	133,823	133,823	133,823	N/A	N/A	N/A	N/A
66	6	78,930	115,257	78,930	115,257	141,852	141,852	141,852	141,852	N/A	N/A	N/A	N/A
67	7	75,346	117,803	75,346	117,803	150,363	150,363	150,363	150,363	N/A	N/A	N/A	N/A
68	8	71,726	120,335	71,726	120,335	159,385	159,385	159,385	159,385	N/A	N/A	N/A	N/A
69	9	68,065	122,844	68,065	122,844	168,948	168,948	168,948	168,948	N/A	N/A	N/A	N/A
70	10	64,356	125,322	64,356	125,322	179,085	179,085	179,085	179,085	10,584	10,584	10,584	10,584
75	15	44,856	136,924	44,856	136,924	239,656	239,656	239,656	239,656	15,362	15,362	15,362	15,362
80	20	23,030	146,067	23,030	146,067	320,714	320,714	320,714	320,714	21,841	21,841	21,841	21,841
85	25	0	150,597	0	150,597	0	429,187	0	429,187	39,700	39,700	39,700	39,700
90	30	0	152,855	0	152,855	0	429,187	0	429,187	N/A	N/A	N/A	N/A
95	35	0	155,580	0	155,580	0	429,187	0	429,187	N/A	N/A	N/A	N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

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                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
         Company and Separate Account A are included in the Statement of
         Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                (a)    Resolutions of the Board of Directors of The Equitable
                       Life Assurance Society of the United States
                       ("Equitable") authorizing the establishment of the
                       Registrant, previously filed with Registration Statement
                       No. 2-30070 on October 27, 1987, refiled electronically
                       on July 10, 1998, and incorporated herein by reference.

                (b)    Resolutions of the Board of Directors of Equitable dated
                       October 16, 1986 authorizing the reorganization of
                       Separate Accounts A, C, D, E, J and K into one
                       continuing separate account, previously filed with
                       Registration Statement No. 2-30070 on April 24, 1995,
                       refiled electronically on July 10, 1998, and
                       incorporated herein by reference.

         2.     Custodial Agreements. Not applicable.

         3.     Underwriting Contracts.

                (a)     Distribution and Servicing Agreement dated as of May 1,
                        1994 among Equico Securities, Inc. (now AXA Advisors,
                        LLC), Equitable Life Assurance Society of the United
                        States and Equitable Variable Life Insurance Company,
                        incorporated herein by reference to Registration
                        Statement on Form N-4, (File No. 2-30070), refiled
                        electronically on July 10, 1998.

                (b)     Distribution Agreement dated January 1, 2000, for
                        services by The Equitable Life Assurance Society of the
                        United States to AXA Network, LLC and its subsidiaries
                        previously filed with Registration Statement (File
                        No. 2-30070) on April 19, 2001, and incorporated herein
                        by reference.

                (c)     Transition Agreement dated January 1, 2000, for
                        services by AXA Network LLC and its subsidiaries to The
                        Equitable Life Assurance Society of the United States
                        previously filed with Registration Statement (File
                        No. 2-30070) on April 19, 2001, and incorporated herein
                        by reference.

                (d)     General Agent Sales Agreement dated January 1, 2000,
                        between The Equitable Life Assurance Society of the
                        United States and AXA Network, LLC and its
                        subsidiaries, previously filed with Registration
                        Statement (File No. 2-30070) on April 19, 2004, and
                        incorporated herein by reference.

                                      C-1

                (d)(i)  First Amendment dated as of January 1, 2003 to General
                        Agent Sales Agreement dated January 1, 2000, between
                        The Equitable Life Assurance Society of the United
                        States and AXA Network, LLC and its subsidiaries,
                        incorporated herein by reference to Registration
                        Statement (File No. 333-05593) on April 24, 2012.

                (d)(ii) Second Amendment dated as of January 1, 2004 to General
                        Agent Sales Agreement dated January 1, 2000, between
                        The Equitable Life Assurance Society of the United
                        States and AXA Network, LLC and its subsidiaries,
                        incorporated herein by reference to Registration
                        Statement (File No. 333-05593) on April 24, 2012.

                (d)(iii)Third Amendment dated as of July 19, 2004 to General
                        Agent Sales Agreement dated as of January 1, 2000 by
                        and between The Equitable Life Assurance Society of the
                        United States and AXA Network, LLC and its subsidiaries
                        incorporated herein by reference to Registration
                        Statement on Form N-4 (File No. 333-127445), filed on
                        August 11, 2005.

                (d)(iv) Fourth Amendment dated as of November 1, 2004 to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between The Equitable Life Assurance
                        Society of the United States and AXA Network, LLC and
                        its subsidiaries incorporated herein by reference to
                        Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

                (d)(v)  Fifth Amendment dated as of November 1, 2006, to
                        General Agent Sales Agreement dated as of January 1,
                        2000 by and between The Equitable Life Assurance
                        Society of the United States and AXA Network, LLC and
                        its subsidiaries incorporated herein by reference to
                        Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

                                      C-2

                (d)(vi)Sixth Amendment, dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-05593),
                       filed on April 24, 2012.

               (d)(vii)Seventh Amendment dated as of February 15, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(r), filed on April 20, 2009.

              (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                       General Agent Sales Agreement dated as of January 1,
                       2000 by and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 2-30070) to
                       Exhibit 3(s), filed on April 20, 2009.

                (d)(ix)Ninth Amendment dated as of November 1, 2011 to General
                       Agent Sales Agreement dated as of January 1, 2000 by and
                       between AXA Life Insurance Company (formerly known as
                       The Equitable Life Assurance Society of the
                       United States) and AXA Network, LLC and
                       its subsidiaries incorporated herein by reference to the
                       Registration Statement filed on Form N-4
                       (File No. 333-05593) filed on April 24,
                       2012.

                (d)(x) Tenth Amendment dated as of November 1, 2013, to General
                       Agent Sales Agreement dated as of January 1, 2000, by
                       and between AXA Equitable Life Insurance Company
                       (formerly known as The Equitable Life Assurance Society
                       of the United States) and AXA Network, LLC and its
                       subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on October 16, 2014.

                (d)(xi)Eleventh Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on October 16, 2014.

               (d)(xii)Twelfth Amendment dated as of November 1, 2013, to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       Registration Statement on Form N-4 (File No. 333-178750)
                       filed on October 16, 2014.

              (d)(xiii)Thirteenth Amendment dated as of October 1, 2014 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       the Registration Statement on Form N-4 (File No.
                       333-202147), filed on September 9, 2015.

               (d)(xiv)Fourteenth Amendment dated as of August 1, 2015 to
                       General Agent Sales Agreement dated as of January 1,
                       2000, by and between AXA Equitable Life Insurance
                       Company (formerly known as The Equitable Life Assurance
                       Society of the United States) and AXA Network, LLC and
                       its subsidiaries, incorporated herein by reference to
                       this Registration Statement on Form N-4 (File No.
                       2-30070), filed on April 19, 2016.

                (e)    Form of Brokerage General Agent Sales Agreement with
                       Schedule and Amendment to Brokerage General Agent Sales
                       Agreement among [Brokerage General Agent] and AXA
                       Distributors, LLC, AXA Distributors Insurance Agency,
                       LLC, AXA Distributors Insurance Agency of Alabama, LLC,
                       and AXA Distributors Insurance Agency of Massachusetts,
                       LLC, incorporated herein by reference to
                       Exhibit No. 3.(i) to Registration
                       Statement (File No. 333-05593) on Form N-4, filed on
                       April 20, 2005.

                (f)    Form of Wholesale Broker-Dealer Supervisory and Sales
                       Agreement among [Broker-Dealer] and AXA Distributors,
                       LLC, incorporated herein by reference to
                       Exhibit No. 3.(j) to Registration
                       Statement (File No. 333-05593) on Form N-4, filed on
                       April 20, 2005.

         4.     Contracts. (Including Riders and Endorsements)

                (a)    Form of group annuity contract No. 1050-94IC,
                       incorporated herein by reference to Exhibit 4.(a) to
                       Registration Statement File No. 33-83750 on Form N-4
                       filed on February 27, 1998.

                (b)    Forms of group annuity Certificate Nos. 94ICA and 94ICB,
                       incorporated herein by reference to Exhibit 4.(b) to
                       Registration Statement File No. 33-83750 on Form N-4
                       filed on February 27, 1998.

                (c)    Form of Endorsement Applicable to Fixed Maturity Options
                       (Form 2006FMOEQV) incorporated herein by reference to
                       this Registration Statement on Form N-4
                       (File No. 333-141082) filed on July 13,
                       2007.

                                      C-3

         5.     Applications.

                (a)    Form of Deferred Variable Annuity Application for IRA
                       and NQ (Form No. 180-3005), previously filed with
                       Registration Statement No. 333-137052 on Form N-4 on
                       December 6, 2006, and incorporated herein by reference.

                (b)    Form of Deferred Variable Annuity Application for TSA
                       (Form No. 180-3006), previously filed with Registration
                       Statement No. 333-137052 on Form N-4 on December 6,
                       2006, and incorporated herein by reference.

         6.     Depositor's Certificate of Incorporation And By-Laws.

                (a)    Restated Charter of AXA Equitable, as amended August 31,
                       2010, incorporated herein by reference to Registration
                       Statement on Form N-4, (File No. 333-05593), filed on
                       April 24, 2012.

                (b)    By-Laws of AXA Equitable, as amended September 7, 2004,
                       incorporated herein by reference to Exhibit No. 6.(c) to
                       Registration Statement on Form N-4, (File
                       No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts. Not Applicable.

                Form of Reinsurance Agreement between The Equitable Life
                Assurance Society of the United States and Reinsurance Company
                previously filed with Registration Statement on Form N-4 (File
                No. 2-30070) on April 25, 2001.

         8.     Participation Agreements.

                (a)    Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable Life Insurance Company
                       ("AXA Equitable"), AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 is incorporated herein by
                       reference to Post-Effective Amendment No. 25 to the EQ
                       Advisor's Trust Registration Statement on Form N-1A
                       (File No. 333-17217 and 811-07953), filed on February 7,
                       2003.

                (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 28 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 10, 2004.

                (a)(ii)Amendment No. 2, dated July 9, 2004, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 35 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on October 15, 2004.

               (a)(iii)Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 35 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)Amendment No. 4, dated May 1, 2005, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 37 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v) Amendment No. 5, dated September 30, 2005, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 44 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 51 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 2, 2007.

               (a)(vii)Amendment No. 7, dated May 1, 2007, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 53 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii)Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 56 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on December 27, 2007.

                (a)(ix)Amendment No. 9, dated May 1, 2008, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 61 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 13, 2009.

                (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 64 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)Amendment No. 11, dated May 1, 2009, to the Amended and
                       Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 67 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on April 15, 2009.

               (a)(xii)Amendment No. 12, dated September 29, 2009, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 70 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

               (a)(xiv)Amendment No. 14, dated December 15, 2010, to the
                       Amended and Restated Participation Agreement among EQ
                       Advisors Trust, AXA Equitable, AXA Distributors, LLC and
                       AXA Advisors dated July 15, 2002 incorporated herein by
                       reference to Post-Effective Amendment No. 77 To the EQ
                       Advisor's Trust Registration Statement (File No.
                       333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable, AXA Distributors, LLC and AXA
                       Advisors dated July 15, 2002 incorporated herein by
                       reference and/or previously filed with Post-Effective
                       Amendment No. 84 To the EQ Advisor's Trust Registration
                       Statement (File No. 333-17217) on Form N-1A filed on
                       August 17, 2011.

               (a)(xvi)Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors
                       Trust, AXA Equitable and AXA Distributors, LLC, dated
                       July 15, 2002, incorporated herein by reference to
                       Post-Effective Amendment No. 96 to the EQ Advisor's
                       Trust Registration Statement (File No. 333-17217) on
                       Form N-1A filed on February 7, 2012.

              (a)(b)(i)Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated May 23, 2012, incorporated
                       herein by reference to EQ Advisors Trust Registration
                       Statement on Form N-1A (File No. 333-17217) filed on
                       July 22, 2013.

             (a)(b)(ii)Amendment No. 1 dated as of June 4, 2013 to the Second
                       Amended and Restated Participation Agreement among the
                       Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC,
                       dated May 23, 2012, incorporated herein by reference to
                       EQ Advisors Trust Registration Statement on Form N-1A
                       (File No. 333-17217) filed on July 22, 2013.

            (a)(b)(iii)Amendment No. 2 dated as of October 21, 2013 to the
                       Second Amended and Restated Participation Agreement
                       among the Trust, AXA Equitable, FMG LLC and AXA
                       Distributors, LLC, dated May 23, 2012, incorporated
                       herein by reference to EQ Advisors Trust Registration
                       Statement on Form N-1A (File No. 333-17217) filed on
                       July 22, 2013.

             (a)(b)(iv)Amendment No. 3, dated as of April 4, 2014 ("Amendment
                       No. 3"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

              (a)(b)(v)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                       No. 4"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 30, 2014.

             (a)(b)(vi)Amendment No. 5, dated as of July 16, 2014 ("Amendment
                       No. 5"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties") "),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on February 5, 2015.

            (a)(b)(vii)Amendment No.6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 16, 2015.

                (b)    Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to and/or previously filed with Pre-Effective
                       Amendment No. 1 to AXA Premier VIP Trust Registration
                       Statement (File No. 333-70754) on Form N-1A filed on
                       December 10, 2001.

                (b)(i) Amendment No. 1, dated as of August 1, 2003 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to Post-Effective Amendment No. 6 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)Amendment No. 2, dated as of May 1, 2006 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to Post-Effective Amendment No. 16 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on June 1, 2006.

               (b)(iii)Amendment No. 3, dated as of May 25, 2007 to the
                       Participation Agreement among AXA Premier VIP Trust, AXA
                       Equitable, AXA Advisors, AXA Distributors, LLC and EDI
                       dated as of December 3, 2001 incorporated herein by
                       reference to Post-Effective Amendment No. 20 to AXA
                       Premier VIP Trust Registration Statement (File No.
                       333-70754) on Form N-1A filed on February 5, 2008.

                (b)(iv)Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                       LLC, dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       July 22, 2013.

                (b)(v) Amendment No. 1 dated as of October 21, 2013, to the
                       Amended and Restated Participation Agreement among the
                       Registrant, AXA Equitable, FMG LLC and AXA Distributors,
                       LLC, dated as of May 23, 2012, incorporated herein by
                       reference to AXA Premier VIP Trust Registration
                       Statement on Form N-1/A (File No. 333-70754) filed on
                       October 2, 2013.

                (b)(vi)Amendment No. 2, dated as of April 18, 2014 ("Amendment
                       No. 2") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

               (b)(vii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                       No. 3") to the Amended and Restated Participation
                       Agreement, dated as of May 23, 2012, as amended
                       ("Agreement") by and among AXA Premier VIP Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

              (b)(viii)Amendment No. 4, dated as of December 10, 2014
                       ("Amendment No. 4"), to the Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among AXA Premier VIP
                       Trust ("Trust"), AXA Equitable Life Insurance Company,
                       AXA Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to AXA Premier VIP
                       Trust Registration Statement on Form N-1/A (File No.
                       333-70754) filed on January 12, 2015.

                (b)(ix)Amendment No. 6, dated as of April 30, 2015 ("Amendment
                       No. 6"), to the Second Amended and Restated
                       Participation Agreement, dated as of May 23, 2012, as
                       amended ("Agreement"), by and among EQ Advisors Trust
                       ("Trust"), AXA Equitable Life Insurance Company, AXA
                       Equitable Funds Management Group, LLC and AXA
                       Distributors, LLC (collectively, the "Parties"),
                       incorporated herein by reference to EQ Advisors Trust
                       Registration Statement on Form N-1A (File No. 333-17217)
                       filed on April 16, 2015.

                                      C-4

         9.     Legal Opinion.

                Opinion and Consent of Shane Daly, Esq. Vice President and
                Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, incorporated herein by reference in this Registration Statement on Form N-4 (File
                No. 333-141082) filed on April 19, 2016.

         10.    Other Opinions.

                (a)    Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)    Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

                                      C-5

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Paul J. Evans                  Director
AXA UK
5 Old Broad Street
London, England EC2N 1AD

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

                                      C-6

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Customer
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life
                               Retirement and Wealth Management

*Andrienne Johnson             Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

                                      C-7

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                 Separate Account A of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA
Financial, Inc. (the "Holding Company"), a publicly traded company.

                 AXA owns 100% of the Holding Company's outstanding common
stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA
Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26(a) to the Registration Statement
(File No. 333-207015) on Form N-6 filed December 23, 2015.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q3-2016 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-05593) on Form N-4 filed December 23, 2016.

                                      C-8

Item 27. Number of Contractowners

         As of November 30, 2016, there were 195 Qualified Contract Owners and
         0 Non-Qualified Contract Owners offered by the Registrant under this
         Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA
Equitable") provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees.

                (a)    To the extent permitted by the law of the State of New
                       York and subject to all applicable requirements thereof:

                       (i)  any person made or threatened to be made a party to
                            any action or proceeding, whether civil or
                            criminal, by reason of the fact that he or she, or
                            his or her testator or intestate, is or was a
                            director, officer or employee of the Company shall
                            be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or
                            criminal, by reason of the fact that he or she, or
                            his or her testator or intestate serves or served
                            any other organization in any capacity at the
                            request of the Company may be indemnified by the
                            Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                (b)    To the extent permitted by the law of the State of New
                       York, the Company may provide for further
                       indemnification or advancement of expenses by resolution
                       of shareholders of the Company or the Board of
                       Directors, by amendment of these By-Laws, or by
                       agreement. (Business Corporation Law ss. 721-726;
                       Insurance Law ss. 1216)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      C-9

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable and MONY Life
Insurance Company of America, is a principal underwriter for Separate Accounts
49, 70 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust,
and of MONY America Variable Account A, MONY America Variable Account K and
MONY America Variable Account L. In addition, AXA Advisors is a principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY
10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS, LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment and Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Yun Zhang                         Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Thomas Eng                        Chief Privacy Officer

*Kevin Molloy                      Senior Vice President

*Nicholas J. Gismondi              Vice President and Controller

*Sharon A. Ritchey                 Director

*Kadeidre Screen                   Secretary

*Francesca Divone                  Assistant Secretary

        (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-10

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA
Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th
Street, New York, NY 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                                     C-11

                                  SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of the Amendment to the
Registration Statement and has duly caused this Amendment to this Registration
Statement to be signed on its behalf, in the City and State of New York, on the
23rd day of December, 2016.

                                             SEPARATE ACCOUNT A OF
                                             AXA EQUITABLE LIFE INSURANCE
                                             COMPANY
                                                        (Registrant)

                                             By:  AXA Equitable Life Insurance
                                                  Company
                                                        (Depositor)

                                             By:  /s/ Shane Daly
                                                  ------------------------------
                                                  Shane Daly
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 23rd day of December, 2016.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

 PRINCIPAL EXECUTIVE OFFICER:

 *Mark Pearson                          Chairman of the Board, Chief
                                        Executive Officer, Director and
                                        President

 PRINCIPAL FINANCIAL OFFICER:

 *Anders B. Malmstrom                   Senior Executive Director
                                        and Chief Financial Officer

 PRINCIPAL ACCOUNTING OFFICER:

 *Andrea M. Nitzan                      Executive Director, Chief Accounting
                                        Officer and Controller

*DIRECTORS:

Thomas Buberl                Ramon de Oliveira
Denis Duverne                Paul J. Evans
Barbara Fallon-Walsh         Mark Pearson
Daniel G. Kaye               Bertram Scott
Peter S. Kraus               Lorie A. Slutsky
Kristi A. Matus              Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      December 23, 2016

                                 EXHIBIT INDEX

EXHIBIT NO.                                                          TAG VALUE
-----------                                                          ---------

  10(a)      Consent of PricewaterhouseCoopers LLP                   EX-99.10a

  10(b)      Powers of Attorney                                      EX-99.10b